Shareholder Report, Holdings (Details) - Defiance Leveraged Long + Income MSTR ETF	Mar. 31, 2026
Strategy, Inc., Expiration: 04/02/2026; Exercise Price: $85.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Dreyfus Government Cash Management - Institutional Class, 3.53% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
First American Government Obligations Fund - Class X, 3.58% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Strategy, Inc. Swap; Maturity Date: 09/26/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Strategy, Inc. Swap; Maturity Date: 9/8/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Strategy, Inc. Swap; Maturity Date: 1/11/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
Strategy, Inc., Expiration: 04/02/2026; Exercise Price: $128.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Strategy, Inc., Expiration: 04/02/2026; Exercise Price: $136.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.90%
Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)